CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($) shares in Thousands, $ in Thousands		Preferred Stock [Member]	Common Stock [Member]		Additional Paid-in Capital [Member] [1]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2022			$ 11	[1]	$ 793,952	$ (857,751)	$ (6,330)	$ (70,118)
Beginning balance (in shares) at Dec. 31, 2022		25	10,847	[1]
Net income				[1]		(31,846)		(31,846)
Foreign currency translation adjustment				[1]			(958)	(958)
Exercises of stock options, vesting of restricted stock units and stock issued under employee stock purchase plan, net of taxes withheld				[1]	51			51
Exercises of stock options, vesting of restricted stock units and stock issued under employee stock purchase plan, net of taxes withheld (in shares)	[1]		52
Issuance of common shares in connection with a public offering, net of issuance costs			$ 1	[1]	6,057			6,058
Issuance of common shares in connection with a public offering, net of issuance costs (in shares)	[1]		804
Share-based compensation				[1]	6,030			6,030
Preferred stock dividends				[1]	2,218	(2,218)
Ending balance, value at Sep. 30, 2023			$ 12	[1]	808,308	(891,815)	(7,288)	(90,783)
Ending balance (in shares) at Sep. 30, 2023		25	11,703	[1]
Beginning balance, value at Jun. 30, 2023			$ 12	[1]	805,282	(869,254)	(6,855)	(70,815)
Beginning balance (in shares) at Jun. 30, 2023		25	11,687	[1]
Net income				[1]		(21,805)		(21,805)
Foreign currency translation adjustment				[1]			(433)	(433)
Exercises of stock options, vesting of restricted stock units and stock issued under employee stock purchase plan, net of taxes withheld				[1]	3			3
Exercises of stock options, vesting of restricted stock units and stock issued under employee stock purchase plan, net of taxes withheld (in shares)	[1]		16
Issuance of common shares in connection with a public offering, net of issuance costs				[1]
Share-based compensation				[1]	2,267			2,267
Preferred stock dividends				[1]	756	(756)
Ending balance, value at Sep. 30, 2023			$ 12	[1]	808,308	(891,815)	(7,288)	(90,783)
Ending balance (in shares) at Sep. 30, 2023		25	11,703	[1]
Beginning balance, value at Dec. 31, 2023			$ 12	[1]	810,138	(906,928)	(5,327)	(102,105)
Beginning balance (in shares) at Dec. 31, 2023		25	11,879	[1]
Net income				[1]		5,138		5,138
Foreign currency translation adjustment				[1]			(1,385)	(1,385)
Exercises of stock options, vesting of restricted stock units and stock issued under employee stock purchase plan, net of taxes withheld				[1]	207			207
Exercises of stock options, vesting of restricted stock units and stock issued under employee stock purchase plan, net of taxes withheld (in shares)	[1]		177
Share-based compensation				[1]	2,815			2,815
Preferred stock dividends				[1]	2,425	(2,425)
Issuance of common stock in connection with debt restructurings			$ 1	[1]	4,924			4,925
Issuance of common stock in connection with debt restructurings (in shares)	[1]		487
Issuance of common stock warrants in connection with debt restructurings				[1]	5,342			5,342
Ending balance, value at Sep. 30, 2024			$ 13	[1]	825,851	(904,215)	(6,712)	(85,063)
Ending balance (in shares) at Sep. 30, 2024		25	12,543	[1]
Beginning balance, value at Jun. 30, 2024			$ 12	[1]	816,002	(912,357)	(5,420)	(101,763)
Beginning balance (in shares) at Jun. 30, 2024		25	11,910	[1]
Net income				[1]		8,969		8,969
Foreign currency translation adjustment				[1]			(1,292)	(1,292)
Exercises of stock options, vesting of restricted stock units and stock issued under employee stock purchase plan, net of taxes withheld				[1]	213			213
Exercises of stock options, vesting of restricted stock units and stock issued under employee stock purchase plan, net of taxes withheld (in shares)	[1]		146
Share-based compensation				[1]	1,229			1,229
Preferred stock dividends				[1]	827	(827)
Issuance of common stock in connection with debt restructurings			$ 1	[1]	4,924			4,925
Issuance of common stock in connection with debt restructurings (in shares)	[1]		487
Issuance of common stock warrants in connection with debt restructurings				[1]	2,656			2,656
Ending balance, value at Sep. 30, 2024			$ 13	[1]	$ 825,851	$ (904,215)	$ (6,712)	$ (85,063)
Ending balance (in shares) at Sep. 30, 2024		25	12,543	[1]

[1]	Adjusted retroactively for reverse stock split that occurred on January 24, 2024, see Note 1